Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Due from Shareholder

As of December 31, 2025, the Company had an amount receivable from a shareholder of S$1, which is presented as current assets on the accompanying balance sheet. The receivable is non-interest-bearing and due on demand.

Related Party Liabilities

As of December 31, 2025, the Company had S$127,851 payable to Horizon Quantum Computing Pte. Ltd., an operating entity that is under common control with the Company. The entity is not consolidated in the Company’s consolidated financial statements as the Company did not have a controlling financial interest during the periods presented. The amounts payable represent working capital support in connection with the Business Combination and company formation related activities. Upon consummation of the Business Combination, the related party is expected to become a consolidated subsidiary of the Company and the related party balances are expected to be eliminated in consolidation.

DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

Note 4—Related Party Transactions

Founder Shares

On March 16, 2022, the Sponsor purchased 2,875,000 shares of the Company’s Class B common stock, par value $0.0001 per share (the “Founder Shares” or the “Class B Shares”), for an aggregate purchase price of $25,000, pursuant to a securities subscription agreement dated March 3, 2022 by and between the Company and the Sponsor (as amended by a subscriber forfeiture and amendment No. 1 to the securities subscription agreement dated September 8, 2022 and a subscriber forfeiture and amendment No. 2 to the securities subscription agreement dated September 29, 2022). On September 8, 2022 and September 29, 2022, the Sponsor surrendered to the Company 718,750 and 431,250 Founder Shares, respectively, in each case for no consideration, resulting in the Sponsor owning 1,725,000 Founder Shares. The initial shareholders agreed to forfeit up to 225,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriter, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriter partially exercised its over-allotment option on October 11, 2022 and waived the remainder of its over-allotment option. Accordingly, the Sponsor forfeited 145,250 Founder Shares on October 11, 2022.

The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A Shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the shareholders having the right to exchange their Class A Shares for cash, securities or other property. Notwithstanding the foregoing, the Founder Shares will be released from the lockup if the closing price of the Company’s Class A Shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 2,840,000 Initial Private Placement Warrants, at a price of $1.00 per Initial Private Placement Warrant, generating proceeds of approximately $2.8 million. On October 11, 2022, simultaneously with the issuance and sale of the Over-Allotment Units, the Company consummated the sale of 44,660 Additional Private Placement Warrants at $1.00 per Additional Private Placement Warrant, generating additional gross proceeds of approximately $45,000.

Each Private Placement Warrant is exercisable for one Class A Share at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, there will be no redemption rights or liquidating distributions with respect to the Private Placement Warrants. Except as set forth below, the Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by the Sponsor or their permitted transferees.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Related Party Loans

Promissory Note and Advances from Related Parties

On March 3, 2022, the Sponsor agreed to loan the Company an aggregate amount of up to $200,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the date on which the Company consummated the Initial Public Offering. The Company borrowed approximately $145,000 under the Note and subsequently fully repaid the Note balance on October 4, 2022. The Note was no longer available to the Company after the closing of its Initial Public Offering.

The Company’s Sponsor and its affiliates have paid for certain expenses on behalf of the Company. As of December 31, 2025 and 2024, the Company had an outstanding advances balance from such parties of approximately $2.3 million and $390,000, respectively. Subsequent to December 31, 2025, the Sponsor paid an aggregate of $165,000 for additional expenses on behalf of the Company, increasing the outstanding balance owed to Sponsor to approximately $2.6 million.

Overfunding Loans

Simultaneously with the closing of the Initial Public Offering, the Sponsor extended the Overfunding Loan to the Company in an aggregate amount of $900,000. On October 11, 2022, simultaneously with the sale of the Over-Allotment Units, the Sponsor extended the Additional Overfunding Loan to the Company in an amount of $47,850, for an aggregate outstanding principal amount of $947,850 to be deposited in the Trust Account. Upon the closing of the initial Business Combination, the Overfunding Loans will be repaid or converted into Class A Shares at a conversion price of $10.00 per share (or a combination of both), at the Sponsor’s discretion. If the Company does not complete an initial Business Combination, it will not repay the Overfunding Loans from amounts held in the Trust Account, and its proceeds will be distributed to the Public Shareholders; however, the Company may repay the Overfunding Loans if there are funds available outside the Trust Account to do so.

Convertible Promissory Note

In connection with the Contribution and advances the Sponsor may make in the future to the Company for working capital expenses, on January 2, 2024, the Company issued a Convertible Note to Harry L. You, Chairman, Chief Executive Officer and Chief Financial Officer and an affiliate of the Sponsor with a principal amount up to $1.75 million. The Convertible Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s initial Business Combination, or (b) the date of the Company’s liquidation. If the Company does not consummate an initial Business Combination by the end of the Combination Period, the Convertible Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. Upon the consummation of the Company’s initial Business Combination, up to $1,500,000 of the outstanding principal of the Convertible Note may be converted into warrants, at a price of $1.00 per warrant, at the option of the Payee. Such warrants will have terms identical to the Private Placement Warrants.

As of December 31, 2025 and 2024, the Company had an outstanding amount of $1,191,667 and $641,667 under the Convertible Note, respectively. All proceeds received under the Convertible Note were contributed into the Trust Account.

The option to convert the Convertible Note into warrants qualifies as an embedded derivative under FASB ASC 815 and is required to be recognized at fair value with subsequent changes in fair value recognized in the Company’s statements of operations each reporting period until the Convertible Note is repaid or converted. As of December 31, 2025 and 2024, the fair value of the embedded conversion option had a de minimis value.

Administrative Services Agreement

On October 4, 2022, the Company entered into an agreement pursuant to which it agreed to pay the Sponsor $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. The Company recorded $120,000 in connection with such fees during each of the years ended December 31, 2025 and 2024 in the accompanying statements of operations. The Company recorded an outstanding balance of $310,000 and $190,000 as of December 31, 2025 and 2024, respectively, in connection with such fees in accrued expenses in the accompanying balance sheets.

The Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or the Company’s or their affiliates.